CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS (Schedule of Financial Assets Measured and Recognized at Fair Value on a Recurring Basis and Classified under the Appropriate Level of the Fair Value Hierarchy) (Details) - USD ($)
$ in Thousands
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	$ 26,022	$ 59,799
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		2,299
Long-term investments	$ 5,700	48,200
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		$ 2,299
Long-term investments
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments
Long-term investments	$ 5,700	$ 48,200
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments
Long-term investments